Cover	Mar. 25, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment to the Initial Form 8-K on Form 8-K/A amends and supplements the Initial Form 8-K to include the audited financial information of Cyclo as described in Item 9.01(a) and the unaudited pro forma condensed combined financial information as described in Item 9.01(b). No other amendments are being made to the Initial Form 8-K. This Current Report on Form 8-K/A should be read in conjunction with the Initial Form 8-K, which provides a more complete description of the Merger.
Document Period End Date	Mar. 25, 2025
Entity File Number	1-38411
Entity Registrant Name	RAFAEL HOLDINGS, INC.
Entity Central Index Key	0001713863
Entity Tax Identification Number	82-2296593
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	520 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	212
Local Phone Number	658-1450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class B common stock, par value $0.1 per share
Title of 12(b) Security	Class B common stock, par value $0.1 per share
Trading Symbol	RFL
Security Exchange Name	NYSE
Warrant to Purchase Class B common stock
Title of 12(b) Security	Warrant to Purchase Class B common stock
Trading Symbol	RFL-W
Security Exchange Name	NYSEAMER